Average Annual Total Returns - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2040 Fund	May 30, 2024
Fidelity Freedom Blend 2040 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	20.03%
Past 5 years	11.06%
Since Inception	7.76%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	11.68%
F0270
Average Annual Return:
Past 1 year	19.58%
Past 5 years	10.86%
Since Inception	7.57%

[1]	A From August 31, 2018 .